Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)

Equity Funds — 73.2%
BlackRock Advantage Emerging Markets Fund, Class K	794,025	$10,362,020
BlackRock Tactical Opportunities Fund, Class K	438,218	6,051,787
Diversified Equity Master Portfolio	$48,900,769	48,900,769
International Tilts Master Portfolio	$14,122,945	14,122,945
iShares Developed Real Estate Index Fund, Class K	419,500	4,383,770
iShares MSCI EAFE Small-Cap ETF(b)	81,910	5,884,415

		89,705,706

Fixed-Income Funds — 22.8%
CoreAlpha Bond Master Portfolio	$8,031,670	8,031,670
iShares Core U.S. Aggregate Bond ETF	60,207	6,853,363
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	6,539	850,397
iShares TIPS Bond ETF(b)	49,419	6,202,085
Master Total Return Portfolio	$5,917,902	5,917,902

		27,855,417

Security	Shares	Value

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	12,872,887	$12,880,611
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	3,296,179	3,296,179

		16,176,790

Total Investments — 109.2% (Cost: $116,917,427)		133,737,913

Liabilities in Excess of Other Assets — (9.2)%		(11,244,719)

Net Assets — 100.0%		$122,493,194

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$9,818,402	$336,420		$(212,211)	$21,939	$397,470	$10,362,020	794,025	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	12,880,611	(a)	—	—	—	12,880,611	12,872,887	1,863	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,618,846	1,677,333	(a)	—	—	—	3,296,179	3,296,179	117		—
BlackRock Tactical Opportunities Fund, Class K	5,803,574	314,226		—	—	(66,013)	6,051,787	438,218	—		—
CoreAlpha Bond Master Portfolio	7,527,166	845,239	(a)	—	(64,206)	(276,529)	8,031,670	$8,031,670	46,900		—
Diversified Equity Master Portfolio	46,138,534	1,243,041	(a)	—	1,925,303	(406,109)	48,900,769	$48,900,769	103,048		—
International Tilts Master Portfolio	13,566,273	432,267	(a)	—	698,580	(574,175)	14,122,945	$14,122,945	79,502		—
iShares Core U.S. Aggregate Bond ETF	6,556,117	546,213		—	—	(248,967)	6,853,363	60,207	22,070		—
iShares Developed Real Estate Index Fund, Class K	4,006,799	128,959		—	—	248,012	4,383,770	419,500	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	774,357	120,788		—	—	(44,748)	850,397	6,539	3,007		—
iShares MSCI EAFE Small-Cap ETF	5,050,792	562,603		—	—	271,020	5,884,415	81,910	—		—
iShares TIPS Bond ETF	5,682,723	616,198		—	—	(96,836)	6,202,085	49,419	—		—
Master Total Return Portfolio	5,543,138	717,824	(a)	—	(21,681)	(321,379)	5,917,902	$5,917,902	60,612		—

					$2,559,935	$(1,118,254)	$133,737,913		$317,119		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	16	04/16/21	$1,611	$(15,639)
Topix Index	9	06/10/21	1,588	45,367
10-Year Australian T-Bond	54	06/15/21	5,665	(38,086)
S&P/TSE 60 Index	13	06/17/21	2,299	13,284
FTSE/MIB Index	11	06/18/21	1,573	38,434
MSCI EAFE Index	19	06/18/21	2,082	(7,521)
Russell 2000 E-Mini Index	24	06/18/21	2,667	(72,110)
10-Year Canada Bond	55	06/21/21	6,073	(148,777)

				(185,048)

Short Contracts
FTSE 100 Index	9	06/18/21	829	(308)
S&P 500 E-Mini Index	4	06/18/21	793	(16,091)
S&P 500 Micro E-Mini Index	7	06/18/21	139	(11)
10-Year U.S. Treasury Note	41	06/21/21	5,368	118,097
10-Year U.S. Ultra Long Treasury Note	23	06/21/21	3,305	127,199

				228,886

				$43,838

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	169,000	USD	133,200	Bank of America N.A.	06/16/21	$1,293
CAD	1,137,643	USD	901,032	Bank of America N.A.	06/16/21	4,319
CAD	2,409,099	USD	1,908,454	Bank of America N.A.	06/16/21	8,739

						14,351

AUD	1,492,516	USD	1,165,199	Bank of America N.A.	06/16/21	(31,209)
EUR	4,262,990	USD	5,158,023	Bank of America N.A.	06/16/21	(151,329)
JPY	113,531,355	USD	1,062,566	Bank of America N.A.	06/16/21	(36,495)

						(219,033)

						$(204,682)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$26,681,992	$—	$—	$26,681,992
Fixed-Income Funds	13,905,845	—	—	13,905,845
Money Market Funds	16,176,790	—	—	16,176,790

	$56,764,627	$—	$—	56,764,627

Investments Valued at NAV(a)				76,973,286

				$133,737,913

Derivative Financial Instruments(b)
Assets
Equity Contracts	$97,085	$—	$—	$97,085
Foreign Currency Exchange Contracts	—	14,351	—	14,351
Interest Rate Contracts	245,296	—	—	245,296
Liabilities
Equity Contracts	(111,680)	—	—	(111,680)
Foreign Currency Exchange Contracts	—	(219,033)	—	(219,033)
Interest Rate Contracts	(186,863)	—	—	(186,863)

	$43,838	$(204,682)	$—	$(160,844)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3